Real Estate - Schedule of Accumulated Depreciation and Amortization Related to Consolidated Real Estate Properties and Related Intangibles (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Investments in real estate	$ 1,562,718,751	$ 1,562,718,751	$ 1,543,383,386	$ 1,558,892,731
Less: Accumulated depreciation and amortization	(268,924,964)	(268,924,964)	(214,231,416)	(147,726,630)
Net investments in real estate and related lease intangibles	1,293,793,787	1,293,793,787	1,329,151,970	1,411,166,101
Cost of acquisition	513,512	513,512
Previously Reported [Member]
Real Estate [Line Items]
Investments in real estate			1,575,311,904
Less: Accumulated depreciation and amortization			(218,672,162)
Net investments in real estate and related lease intangibles			1,356,639,742
Land [Member]
Real Estate [Line Items]
Investments in real estate	161,613,722	161,613,722	161,613,722	164,113,072
Less: Accumulated depreciation and amortization	0	0	0	0
Net investments in real estate and related lease intangibles	161,613,722	161,613,722	161,613,722	164,113,072
Land [Member] | Previously Reported [Member]
Real Estate [Line Items]
Investments in real estate			164,113,072
Less: Accumulated depreciation and amortization			0
Net investments in real estate and related lease intangibles			164,113,072
Building And Improvements [Member]
Real Estate [Line Items]
Investments in real estate	1,401,105,029	1,401,105,029	1,381,769,664	1,394,779,659
Less: Accumulated depreciation and amortization	(268,924,964)	(268,924,964)	(214,231,416)	(147,726,630)
Net investments in real estate and related lease intangibles	1,132,180,065	1,132,180,065	1,167,538,248	$ 1,247,053,029
Building And Improvements [Member] | Previously Reported [Member]
Real Estate [Line Items]
Investments in real estate			1,411,198,832
Less: Accumulated depreciation and amortization			(218,672,162)
Net investments in real estate and related lease intangibles			1,192,526,670
Real Estate Under Development [Member]
Real Estate [Line Items]
Investments in real estate	4,305,247	4,305,247	0
Less: Accumulated depreciation and amortization	0	0	0
Net investments in real estate and related lease intangibles	4,305,247	4,305,247	0
Real Estate Held for Sale [Member]
Real Estate [Line Items]
Investments in real estate	0	0	31,928,519
Less: Accumulated depreciation and amortization	0	0	(4,440,747)
Net investments in real estate and related lease intangibles	$ 0	$ 0	$ 27,487,772